Floor plan financing (Details)	9 Months Ended	12 Months Ended
	May 31, 2026 USD ($) Lender	Aug. 31, 2025 USD ($)	Aug. 31, 2023
Credit facility
Restricted cash	$ 400,000	$ 0
Opening balance	32,511,664
Proceeds received from floor plan lenders	2,338,845
Payments reimbursed to floor plan lenders	(24,682,008)
Closing balance	10,168,501	32,511,664
Nautical Ventures
Credit facility
Percentage of issued and outstanding equity acquire			100.00%
Wells Fargo Commercial Finance
Credit facility
Notional amount	$ 1,907,751
Nautical Ventures | Majority shareholder
Credit facility
Percentage of ownership interests purchased			86.00%
Floor plan financing
Credit facility
Number of lenders | Lender	5
Opening balance	$ 32,511,664
Proceeds received from floor plan lenders	2,338,845	1,069,341
Payments reimbursed to floor plan lenders	(24,682,008)	(10,531,983)
Business acquisition		41,974,306
Closing balance	10,168,501	$ 32,511,664
Floor plan financing | Weighted average
Credit facility
Borrowings interest rate		9.70%
Floor plan financing with yamaha motor finance corporation
Credit facility
Revolving credit facility	300,000
Irrevocable letter of credit (ILOC)	150,000
Restricted cash	150,000
Floor plan financing with shore premier finance
Credit facility
Revolving credit facility	4,000,000
Irrevocable letter of credit (ILOC)	200,000
Restricted cash	$ 200,000